                             NATIONWIDE MUTUAL FUNDS
                       Nationwide Hedged Core Equity Fund
                         Nationwide Market Neutral Fund
                 Nationwide U.S. Growth Leaders Long-Short Fund

                        Supplement Dated October 2, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Effective  October 1, 2007,  Aberdeen Asset  Management  Inc.  ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust (collectively, "Nationwide") have completed a transaction pursuant to which  Aberdeen has purchased  from  Nationwide  the active equity  portfolio management  business of Nationwide Fund Advisors and Nationwide SA Capital Trust
(the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

Nationwide  Fund  Advisors  is and  continues  to be the  investment  adviser to
Nationwide Mutual Funds (the "Trust"). As of October 1, 2007, Aberdeen serves as subadviser to the Nationwide Hedged Core Equity Fund,  Nationwide Market Neutral
Fund and Nationwide  U.S.  Growth Leaders  Long-Short  Fund (the "Funds").  At a
meeting of the Board of Trustees of the Trust held on June 13,  2007,  the Board approved a new subadvisory agreement with Aberdeen, in reliance upon the Manager of Managers  Exemptive  Order the Trust has obtained from the SEC, which permits the  hiring of an  unaffiliated  subadviser  with  Board,  but not  shareholder, approval.

Each Fund's  portfolio  managers  currently are expected to remain the same. The
Funds' investment  advisory fees will not change as a result of the Transaction, since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Aberdeen.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                             Nationwide Growth Fund
                         Nationwide Large Cap Value Fund
                         Nationwide Mid Cap Growth Fund
                                 Nationwide Fund
                       Nationwide Value Opportunities Fund

                        Supplement Dated October 2, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Effective  October 1, 2007,  Aberdeen Asset  Management  Inc.  ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust (collectively, "Nationwide") have completed a transaction pursuant to which  Aberdeen has purchased  from  Nationwide  the active equity  portfolio management  business of Nationwide Fund Advisors and Nationwide SA Capital Trust
(the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

Nationwide  Fund  Advisors  is and  continues  to be the  investment  adviser to
Nationwide Mutual Funds (the "Trust"). As of October 1, 2007, Aberdeen serves as subadviser to the Nationwide Fund and Nationwide Growth Fund (the "Funds"). At a
meeting of the Board of Trustees of the Trust held on June 13,  2007,  the Board approved a new subadvisory agreement with Aberdeen, in reliance upon the Manager of Managers  Exemptive  Order the Trust has obtained from the SEC, which permits the  hiring of an  unaffiliated  subadviser  with  Board,  but not  shareholder, approval.

Each Fund's  portfolio  managers  currently are expected to remain the same. The
Funds' investment  advisory fees will not change as a result of the Transaction, since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Aberdeen.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                     Nationwide Mid Cap Growth Leaders Fund
                             Nationwide Leaders Fund
                        Nationwide Small Cap Leaders Fund
                       Nationwide U.S. Growth Leaders Fund
                        Nationwide Worldwide Leaders Fund

                        Supplement Dated October 2, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Effective  October 1, 2007,  Aberdeen Asset  Management  Inc.  ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust (collectively, "Nationwide") have completed a transaction pursuant to which  Aberdeen has purchased  from  Nationwide  the active equity  portfolio management  business of Nationwide Fund Advisors and Nationwide SA Capital Trust
(the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

Nationwide  Fund  Advisors  is and  continues  to be the  investment  adviser to
Nationwide Mutual Funds (the "Trust"). As of October 1, 2007, Aberdeen serves as subadviser to the Nationwide Leaders Fund,  Nationwide U.S. Growth Leaders Fund,
and the value sleeve of the Nationwide Small Cap Leaders Fund (the "Funds").  At
a meeting of the Board of Trustees of the Trust held on June 13, 2007, the Board approved a new subadvisory agreement with Aberdeen, in reliance upon the Manager of Managers  Exemptive  Order the Trust has obtained from the SEC, which permits the  hiring of an  unaffiliated  subadviser  with  Board,  but not  shareholder, approval.

Each Fund's  portfolio  managers  currently are expected to remain the same. The
Funds' investment  advisory fees will not change as a result of the Transaction, since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Aberdeen.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                 Nationwide Optimal Allocations Fund: Defensive
                  Nationwide Optimal Allocations Fund: Moderate
              Nationwide Optimal Allocations Fund: Moderate Growth
                   Nationwide Optimal Allocations Fund: Growth
                 Nationwide Optimal Allocations Fund: Specialty

                        Supplement Dated October 2, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Effective  October 1, 2007,  Aberdeen Asset  Management  Inc.  ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust (collectively, "Nationwide") have completed a transaction pursuant to which  Aberdeen has purchased  from  Nationwide  the active equity  portfolio management  business of Nationwide Fund Advisors and Nationwide SA Capital Trust
(the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

Nationwide  Fund  Advisors  is and  continues  to be the  investment  adviser to
Nationwide Mutual Funds (the "Trust"). As of October 1, 2007, Aberdeen serves as subadviser to each of the Optimal Funds (the "Funds"). At a meeting of the Board of  Trustees  of the  Trust  held on June 13,  2007,  the Board  approved  a new subadvisory  agreement with  Aberdeen,  in reliance upon the Manager of Managers
Exemptive Order the Trust has obtained from the SEC, which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

Each Fund's  portfolio  managers  currently are expected to remain the same. The
Funds' investment  advisory fees will not change as a result of the Transaction, since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Aberdeen.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                            Nationwide Small Cap Fund
                         Nationwide Small Cap Core Fund
                 Nationwide Small Cap Growth Opportunities Fund
                         Nationwide Small Cap Value Fund

                        Supplement Dated October 2, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Effective  October 1, 2007,  Aberdeen Asset  Management  Inc.  ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust (collectively, "Nationwide") have completed a transaction pursuant to which  Aberdeen has purchased  from  Nationwide  the active equity  portfolio management  business of Nationwide Fund Advisors and Nationwide SA Capital Trust
(the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

Nationwide  Fund  Advisors  is and  continues  to be the  investment  adviser to
Nationwide Mutual Funds (the "Trust"). As of October 1, 2007, Aberdeen serves as subadviser to the  Nationwide  Small Cap Fund,  Nationwide  Small Cap Core Fund,
Nationwide  Small Cap Growth  Opportunities  Fund and Nationwide Small Cap Value
Fund (the  "Funds").  At a meeting of the Board of Trustees of the Trust held on
June 13, 2007, the Board approved a new subadvisory  agreement with Aberdeen, in reliance  upon the Manager of Managers  Exemptive  Order the Trust has  obtained from the SEC, which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

Each Fund's  portfolio  managers  currently are expected to remain the same. The
Funds' investment  advisory fees will not change as a result of the Transaction, since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Aberdeen.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                    Nationwide Global Financial Services Fund
                     Nationwide Global Health Sciences Fund
                    Nationwide Global Natural Resources Fund
              Nationwide Global Technology and Communications Fund
                        Nationwide Global Utilities Fund

                        Supplement Dated October 2, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Effective  October 1, 2007,  Aberdeen Asset  Management  Inc.  ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust (collectively, "Nationwide") have completed a transaction pursuant to which  Aberdeen has purchased  from  Nationwide  the active equity  portfolio management  business of Nationwide Fund Advisors and Nationwide SA Capital Trust
(the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

Nationwide  Fund  Advisors  is and  continues  to be the  investment  adviser to
Nationwide Mutual Funds (the "Trust"). As of October 1, 2007, Aberdeen serves as subadviser to the Nationwide Global Financial  Services Fund,  Nationwide Global
Health Sciences Fund,  Nationwide  Global Natural  Resources Fund and Nationwide
Global  Technology and  Communications  Fund (the "Funds").  At a meeting of the
Board of Trustees of the Trust held on June 13, 2007,  the Board  approved a new subadvisory  agreement with  Aberdeen,  in reliance upon the Manager of Managers
Exemptive Order the Trust has obtained from the SEC, which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

Each Fund's  portfolio  managers  currently are expected to remain the same. The
Funds' investment  advisory fees will not change as a result of the Transaction, since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Aberdeen.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE